Financial Debt (Tables)	9 Months Ended
Sep. 30, 2022
Financial Debt.
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Recoverable cash advances - Non-current	7,972	7,656
Recoverable cash advances - Current	552	471
Total Recoverable cash advances	8,524	8,127
Other loan - Non-current	63	146
Other loan - Current	104	83
Total Other loan	167	229
Non-current	8,035	7,802
Current	656	554
Total Financial Debt	8,691	8,356

Schedule of recoverable cash advances received

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	480
First articles (6839)	2,160	2,160	284
Clinical trial (6840)	2,400	2,400	210
Activation chip improvements (7388)	1,467	1,467	44
Total	7,627	7,627	1,018

Schedule of fair value recoverable cash advances

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Contract 6472	1,536	1,452
Contract 6839	2,403	2,333
Contract 6840	2,754	2,630
Contract 7388	1,831	1,712
Total recoverable cash advances	8,524	8,127
Non-current	7,972	7,656
Current	552	471
Total recoverable cash advances	8,524	8,127

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2022	2021
As at January 1	8,127	7,910
Advances reimbursed (excluding interests)	(220)	(280)
Initial measurement and re-measurement	(77)	254
Discounting impact	694	661
As at September 30	8,524	8,545